                          Montgomery Variable Series:
                         International Small Cap Fund

                                 Annual Report
                               December 31, 1996


                        [LOGO OT THE MONTGOMERY FUNDS]

                             The Montgomery Funds

                                Invest wisely.

Montgomery Variable Series: International Small Cap Fund
Portfolio Highlights
December 31, 1996
-------------------------------------------------------------------------------

                              Top Five Countries
                     (as a percentage of total net assets)
       ----------------------------------------------------------------
          Great Britain...................................... 25.2%
          China/Hong Kong.................................... 11.7
          Ireland............................................  9.7
          Switzerland........................................  9.5
          Sweden.............................................  9.4

       ----------------------------------------------------------------

                               Top Ten Holdings
                     (as a percentage of total net assets)
       ----------------------------------------------------------------
          Anglo Irish Bank Corporation.......................  9.6%
          Danzas Holding.....................................  9.5
          Althin Medical AB..................................  9.4
          Firstbus PLC.......................................  9.4
          Rofin-Sinar Technologies Inc.......................  9.3
          Cardif S.A.........................................  8.7
          Freepages Group PLC................................  8.1
          Eidos PLC..........................................  7.7
          Laox...............................................  6.9
          Four Seas Mercantile Holdings Ltd..................  6.8

       ----------------------------------------------------------------

Montomgery Variable Series: International Small Cap Fund
Portfolio Investments
December 31, 1996


Common Stocks--96.0%
    Shares                                                                                                  Value (Note 1)
          China/Hong Kong--11.7%
144,000   Four Seas Mercantile Holdings Ltd. (Food and Beverage)                                                      $   75,402
 66,000   Goldlion Holdings, Ltd., ORD (Apparel and Textiles)                                                             54,186
                                                                                                                      ----------
                                                                                                                         129,588
                                                                                                                      ----------
          France--8.7%
    700   Cardif S.A. (Insurance)                                                                                         96,463
                                                                                                                      ----------
          Germany--9.4%
  8,900   Rofin-Sinar Technologies Inc.+ (Machinery and Tools)                                                           103,463
                                                                                                                      ----------
          Great Britain--25.2%
  6,930   Eidos PLC+ (Computers and Office Equipment)                                                                     85,744
 29,600   Firstbus PLC (Railroad)                                                                                        103,661
120,500   Freepages Group PLC+ (Broadcasting/Advertising)                                                                 89,765
                                                                                                                      ----------
                                                                                                                         279,170
                                                                                                                      ----------
          Ireland--9.7%
 88,700   Anglo Irish Bank Corporation (Banks)                                                                           106,746
                                                                                                                      ----------
          Japan--6.9%
  5,000   Laox (Retail Trade)                                                                                             75,987
                                                                                                                      ----------
          Netherlands--5.5%
  3,250   Elsag Bailey Process Automation NV+ (Machinery and Tools)                                                       60,937
                                                                                                                      ----------
          Sweden--9.4%
  4,800   Althin Medical AB (Medical Products)                                                                           104,177
                                                                                                                      ----------
          Switzerland--9.5%
     95   Danzas Holding (Airfreight Couriers)                                                                           105,398
                                                                                                                      ----------
          Total Common Stocks (Cost $1,012,473)                                                                        1,061,929
                                                                                                                      ----------

Repurchase Agreements--3.4%
(Cost $38,000)
Principal Amount
$38,000   Agreement with Chase Manhattan Corporation Tri-Party,
          7.500% dated 12/31/96, to be repurchased at $38,016 on
          01/02/97, collateralized by $38,761 market value of
          U.S. Government securities, having various maturities
          and various interest rates                                                                                      38,000
                                                                                                                     -----------
Total Investments (Cost $1,050,473*)                                99.4 %                                             1,099,929
Other Assets and Liabilities (Net)                                   0.6                                                   6,753
                                                                  --------                                           -----------
Net Assets                                                         100.0 %                                           $ 1,106,682
                                                                  ========                                           ===========

-----------------------
*  Aggregate cost for Federal tax purposes.
+  Non-income producing security.

Descriptions of securities have not been audited by Deloitte & Touche LLP.

Abbreviation:
ORD     Ordinary

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: International Small Cap Fund
Statement of Assets and Liabilities
December 31, 1996

Assets:
Investments in securities, at value (Identified cost $1,050,473) (Note 1).....                     $ 1,099,929
Cash..........................................................................                          11,371
Receivables:
        Expenses absorbed by Manager (Note 2).................................                           4,682
        Dividends.............................................................                           3,307
        Interest..............................................................                               8
Other Assets:
        Organization costs (Note 1)...........................................                           2,087
                                                                                                   -----------
Total Assets..................................................................                       1,121,384
                                                                                                   -----------

Liabilities:
Payables:
        Organization cost.....................................................   $     4,247
        Trustees' fees and expenses...........................................         1,800
        Custodian fees........................................................           869
        Shares of beneficial interest redeemed................................            19
        Other accrued liabilities and expenses................................         7,767
                                                                                 -----------
Total Liabilities.............................................................                        14,702
                                                                                                 -----------
Net Assets....................................................................                   $ 1,106,682
                                                                                                 ===========
Net Assets consist of:
Undistributed net investment income...........................................                   $       472
Accumulated net realized gain on securities sold, forward
    foreign currency exchange contracts and foreign currency
    transactions..............................................................                        16,866
Net unrealized appreciation of investments and net other assets...............                        49,482
Shares of beneficial interest.................................................                         1,037
Additional paid-in capital....................................................                     1,038,825
                                                                                                 -----------
Net Assets....................................................................                   $ 1,106,682
                                                                                                 ===========
Net Asset Value, offering and redemption price per share
    ($1,106,682 [division sign] 103,680 shares of beneficial interest
    outstanding)..............................................................                   $     10.67
                                                                                                 ===========

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: International Small Cap Fund
Statement of Operations
For the Period Ended December 31, 1996*

Net Investment Income:
Dividends..........................................................................                $     3,282
Interest...........................................................................                      2,167
                                                                                                   -----------
Total Investment Income............................................................                      5,449
                                                                                                   -----------
Expenses:
Legal and audit fees............................................................... $     6,551
Management fee (Note 2)............................................................       3,359
Amortization of organization expenses (Note 1).....................................       2,160
Trustees' fees and expenses (Note 2)...............................................       1,917
Custodian fees.....................................................................       1,529
Printing fees......................................................................       1,093
Other..............................................................................         322
                                                                                    -----------
Total expenses.....................................................................                     16,931
Fees deferred and expenses absorbed by Manager (Note 2)............................                    (16,931)
                                                                                                   -----------
Net Expenses.......................................................................                          0
                                                                                                   -----------
Net Investment Income..............................................................                      5,449
                                                                                                   -----------
Net Realized and Unrealized Gain/(Loss) on Investments (Notes 1 and 3):
Net realized gain/(loss) on:
        Security transactions......................................................                     18,070
        Forward foreign currency exchange contracts................................                        455
        Foreign currency transactions..............................................                     (1,133)
                                                                                                   -----------
Net realized gain on investments during the period.................................                     17,392
                                                                                                   -----------
Change in unrealized appreciation of:
        Securities.................................................................                     49,456
        Net other assets...........................................................                         26
                                                                                                   -----------
Net unrealized appreciation of investments during the period.......................                     49,482
                                                                                                   -----------
Net Realized and Unrealized Gain on Investments....................................                     66,874
                                                                                                   -----------
Net Increase in Net Assets Resulting from Operations...............................                $    72,323
                                                                                                   ===========

----------------------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.

  The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: International Small Cap Fund
Statement of Changes in Net Assets
For the Period Ended December 31, 1996*

Net Increase in Assets Resulting from Operations:
Net investment income........................................................     $     5,449
Net realized gain on securities, forward foreign currency exchange
    contracts and foreign currency transactions during the period............          17,392
Net unrealized appreciation of securities and net other assets
    during the period........................................................          49,482
                                                                                  -----------
Net increase in net assets resulting from operations.........................          72,323

Distributions to Shareholders:
Distributions from net investment income.....................................          (4,977)
Distributions from net realized gains on investments.........................            (526)

Beneficial Interest Transactions:
Net increase from beneficial interest transactions...........................          39,862
                                                                                  -----------
Net increase in net assets...................................................         106,682

Net Assets:
Beginning of period..........................................................       1,000,000
                                                                                  -----------
End of period................................................................     $ 1,106,682
                                                                                  ===========
Undistributed net investment income..........................................     $       472
                                                                                  ===========

Financial Highlights
Selected Per Share Data for the Period Ended:
                                                                                      12/31/96*
Net asset value--beginning of period.........................................     $     10.00
                                                                                  -----------
Net investment income........................................................            0.05
Net realized and unrealized gain on investments..............................            0.68
                                                                                  -----------
Net increase in net assets resulting from investment operations..............            0.73
                                                                                  ------------
Distributions to shareholders:
        Distributions from net investment income.............................           (0.05)
        Distributions from net realized gains on investments.................           (0.01)
                                                                                  ------------
        Total distributions..................................................           (0.06)
                                                                                  ------------
Net asset value--end of period...............................................     $     10.67
                                                                                  ============
Total return **..............................................................            7.23%
                                                                                  ============
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's).........................................     $     1,107
Ratio of net investment income to average net assets.........................            2.03%+
Ratio of operating expenses to average net assets............................            0.00%+
Portfolio turnover rate......................................................              12%
Average commission rate paid (a).............................................     $    0.0059
Net investment loss before deferral of fees and absorption
    of expenses by Manager...................................................     $     (0.11)
Operating expense ratio before deferral of fees and absorption
    of expenses by Manager...................................................            6.30%+

-------------------------
 * Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.
**  Total return represents aggregate total return for the period indicated.
+   Annualized.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.


The accompanying notes are an integral part of these financial statements.

The Montgomery Funds III
Notes to Financial Statements

1. Significant Accounting Policies:

   The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of December 31, 1996, the Trust had three series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable
   Series: Emerging Markets Fund and the Montgomery Variable Series:
   International Small Cap Fund.

   The Trust was organized as a Delaware business trust on August 24, 1994. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public).

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to the Montgomery Variable
   Series: International Small Cap Fund (the "Fund"). The Montgomery Variable
   Series: Emerging Markets Fund and the Montgomery Variable Series: Growth Fund are presented under separate covers.

   The following is a summary of significant accounting policies.

   a.  Portfolio Valuation

       The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

       Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

   b.  Dividends and Distributions

       Dividends, if any, from net investment income of the Fund are declared and paid at least annually.

       Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

   c.  Forward Foreign Currency Exchange Contracts

       The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

       When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Montgomery Funds III
Notes to Financial Statements
(continued)


   d.  Foreign Currency

       Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

   e.  Repurchase Agreements

       The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities, during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

   f.  Securities Transactions and Investment Income

       Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

   g.  Federal Income Taxes

       It is the intention of the Fund to qualify and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all Federal income taxes.

   h.  Organization Costs

       Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

2. Management Fees and Other Transactions with Affiliates:

   a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc. Montgomery Securities and certain of its principals are affiliates of the Manager. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

       Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for

The Montgomery Funds III
Notes to Financial Statements
(continued)

       portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                   First $250 Million      Over $250 Million
                   ------------------      -----------------
                         1.25%                  1.00%

       The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.90% of the average daily net assets of the Fund or the maximum allowed by applicable state expense limitations for the Fund.

       Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery.

       For the period ended December 31, 1996, the Manager has deferred fees of $3,359 and absorbed expenses of $13,572.

       As of December 31, 1996, the absorbed expenses subject to recoupment are $16,931.

   b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or Montgomery Securities, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

   c. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees.

3. Securities Transactions:

   a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 1996, were $1,106,416 and $112,014, respectively.

   b. At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $79,679 and $30,223, respectively.

4. Transactions in Shares of Beneficial Interest:

   The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the period indicated below were:

                                           Period Ended
                                        December 31, 1996*
                                    -------------------------
                                      Shares          Amount
        Shares Sold                    3,261          $ 35,367
        Issued as Reinvestment
                of Dividends             514             5,504
        Shares Redeemed                  (95)           (1,009)
                                      -------         ---------
        Net Increase                   3,680          $ 39,862
                                      =======        =========

----------------------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.

5. Foreign Securities:

   The Fund purchases securities in foreign countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-evaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

To the Board of Trustees and the Shareholders of The Montgomery Funds III:

   We have audited the accompanying statement of assets and liabilities, including the portfolio investments, of the Montgomery Variable Series:
   International Small Cap Fund (the "Fund") as of December 31, 1996, and the related statement of operations, statement of changes in net assets and the financial highlights for the period September 30, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards, Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the period September 30, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.


Deloitte & Touche, LLP.

San Francisco, California
January 31, 1997